EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2016	2015	2014
Numerator
Net income	$88,526	$75,063	$65,000

Denominator
Basic earnings per common share - weighted average shares	61,206,093	61,062,657	58,662,836
Effect of dilutive securities
Employee stock awards	729,335	670,282	589,157
Warrants	49,994	114,608	140,674
Diluted earnings per common share - adjusted weighted average shares	61,985,422	61,847,547	59,392,667

Earnings per share available to common shareholders
Basic	$1.45	$1.23	$1.11
Diluted	$1.43	$1.21	$1.09